Schedule of foreign currency risk (Details)	12 Months Ended
	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2022 GBP (£)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity		£ (1,999,885)	£ (5,906,451)	$ 2,043,755	£ 1,489,489	£ (3,880,688)
Strengthening [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Porfit or loss	£ (19,765)	(28,654)	(108,414)
Equity		(190,399)	(415,001)		(4,220)
Weakening [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Porfit or loss	£ 19,765	28,654	108,414
Equity		£ 190,399	£ 415,001		£ 4,220